S-K 1602(a)(3) Forepart, Sponsor Compensation	Apr. 10, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	6,325,000
Irenic Sponsor, LLC [Member] | Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	6,325,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Irenic Sponsor, LLC [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	420,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,200,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10